Strategy Shares

September 1, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the forms of prospectuses that would have been filed under paragraph (c) of Rule 497 for Day Hagan/Ned Davis Research Smart Sector ETF and Strategy Shares Newfound/ReSolve Robust Momentum ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 80, which was filed with the Commission on August 26, 2021; (ii) the forms of Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Nasdaq 7HANDLTM Index ETF, Day Hagan/Ned Davis Research Smart Sector ETF, and Strategy Shares Newfound/ReSolve Robust Momentum ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 80, which was filed with the Commission on August 26, 2021; and (iii) that Post-Effective Amendment No. 80 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary